Acquisition of Patroklos (M/V Cape Agamemnon) - Pro Forma Financial Information (Table) (Details) (Patroklos Marine Corporation [Member], USD $)
In Thousands, except Share data, unless otherwise specified
6 Months Ended
Jun. 30, 2011
Patroklos Marine Corporation [Member]
Business Acquisition [Line Items]
Total net revenues	$ 59,663
Net income	$ 19,345
Pro-forma weighted average of Partnership's common units outstanding	44,108,983
Net income per common unit (basic and diluted)	$ 0.42